ACQUISITIONS AND DROP DOWN TRANSACTIONS - Polar and Divide Drop Down (Details) - USD ($) $ in Thousands, shares in Millions			1 Months Ended
	May 18, 2015	Feb. 15, 2013	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill				$ 16,211	$ 265,062	$ 319,261
Polar Midstream and Epping
Business Acquisition [Line Items]
Total consideration	$ 285,677
Liabilities incurred for acquisition	92,500
Cash payment for working capital and capital expenditure adjustments			$ 4,300
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, purchase price	$ 285,677
Polar Midstream and Epping | Common units
Business Acquisition [Line Items]
Number of shares issued for acquisition	193.4
Polar Midstream and Epping | General Partner Units
Business Acquisition [Line Items]
Number of shares issued for acquisition	4.1
Polar Midstream and Epping | Previously Reported
Business Acquisition [Line Items]
Total consideration	$ 290,000
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, purchase price	$ 290,000
Polar Midstream | Summit Investments
Business Acquisition [Line Items]
Total consideration		$ 216,105
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, purchase price		216,105
Current assets		368
Property, plant, and equipment		9,755
Other noncurrent assets		7,201
Total assets acquired		17,324
Current liabilities		4,592
Total liabilities assumed		4,592
Net identifiable assets acquired		12,732
Goodwill		$ 203,373